PROPERTY AND EQUIPMENT NET (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
PROPERTY AND EQUIPMENT NET
Depreciation	$ 318,599	$ 345,095	$ 345,188
Impairment charge	0	$ 1,030,537	$ 211,774
Rental income	27,267
Land, building, construction in process	$ 2,726,680